Segment reporting (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 12, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Total revenues		$ 40,834	$ 34,563	$ 35,393
Credit loss expense / (release)		1,037	29	(148)
Operating expenses		38,806	24,930	26,058
Operating profit / (loss) before tax		28,739	9,604	9,484
Tax expense / (benefit)		873	1,942	1,998
Net profit / (loss)		27,866	7,661	7,486
Additional information
Total assets		1,717,246	1,104,364	1,117,182
Effect of change in methodology of allocation of balance sheet resources from Group Items to business divisions if applied retrospectively				26,000
Additions to non-current assets		10,714	2,060	2,091
Net gains / (losses) from disposals of investments in associates and joint ventures		4	844	41
Credit Suisse
Disclosure Of Operating Segments [Line Items]
Negative goodwill	$ 27,748	27,748
Operating profit / (loss) before tax		27,748
Credit Suisse
Additional information
Total assets		583,197
Additions to non-current assets		9,056
Mitsubishi Corp.-UBS Realty Inc.
Additional information
Net gains / (losses) from disposals of investments in associates and joint ventures			848
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Total revenues		21,190	18,967	19,419
Credit loss expense / (release)		147	0	(29)
Operating expenses		17,454	13,989	14,665
Operating profit / (loss) before tax		3,589	4,977	4,783
Additional information
Total assets		469,240	388,530	395,235
Additions to non-current assets		2,584	42	56
Global Wealth Management | Credit Suisse
Additional information
Additions to non-current assets		1,795
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Total revenues		8,436	4,302	4,263
Credit loss expense / (release)		501	39	(86)
Operating expenses		4,787	2,452	2,618
Operating profit / (loss) before tax		3,148	1,812	1,731
Additional information
Total assets		470,526	235,226	225,370
Additions to non-current assets		3,279	13	16
Personal & Corporate Banking | Credit Suisse
Additional information
Additions to non-current assets		3,020
Asset Management
Disclosure Of Operating Segments [Line Items]
Total revenues		2,639	2,961	2,617
Credit loss expense / (release)		0	0	1
Operating expenses		2,321	1,564	1,586
Operating profit / (loss) before tax		318	1,397	1,030
Additional information
Total assets		21,804	17,348	25,639
Additions to non-current assets		709	1	1
Asset Management | Credit Suisse
Additional information
Additions to non-current assets		626
Asset Management | Mitsubishi Corp.-UBS Realty Inc.
Additional information
Net gains / (losses) from disposals of investments in associates and joint ventures			848
Investment Bank
Disclosure Of Operating Segments [Line Items]
Total revenues		8,661	8,717	9,454
Credit loss expense / (release)		190	(12)	(34)
Operating expenses		8,515	6,832	6,858
Operating profit / (loss) before tax		(44)	1,897	2,630
Additional information
Total assets		399,348	391,320	346,431
Effect of change in methodology of allocation of balance sheet resources from Group Items to business divisions if applied retrospectively				14,000
Additions to non-current assets		530	34	30
Investment Bank | Credit Suisse
Additional information
Additions to non-current assets		3
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Total revenues		741	237	60
Credit loss expense / (release)		193	2	0
Operating expenses		5,290	104	138
Operating profit / (loss) before tax		(4,741)	131	(79)
Additional information
Total assets		172,862	13,367	25,153
Additions to non-current assets		3,062	0	0
Non-core and Legacy | Credit Suisse
Additional information
Additions to non-current assets		3,062
Group Items
Disclosure Of Operating Segments [Line Items]
Total revenues		(833)	(622)	(419)
Credit loss expense / (release)		6	1	0
Operating expenses		440	(12)	191
Operating profit / (loss) before tax		(1,279)	(611)	(611)
Additional information
Total assets		183,465	58,574	99,354
Additions to non-current assets		550	$ 1,970	$ 1,989
Group Items | Credit Suisse
Additional information
Additions to non-current assets		$ 550